Business Segments (Details8) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2019	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Reconciling Item For Operating Profit Loss From Segment To Consolidated [Line Items]
Inventory valuation reserves	$ 104,100,000		$ 104,100,000	$ 88,500,000
Segment Operating Profit Loss			380,700,000	413,200,000	$ 283,400,000
LIFO and net realizable value reserves			(100,000)	(700,000)	(200,000)
Corporate expenses			(66,800,000)	(58,100,000)	(50,500,000)
Closed operations and other expenses			(25,500,000)	(21,600,000)	(34,000,000.0)
Restructuring and other charges	(4,500,000)		(4,500,000)	0	0
Impairment of goodwill			0	0	(114,400,000)
Debt extinguishment charge	(21,600,000)		(21,600,000)	0	(37,000,000.0)
Gain on joint venture deconsolidation		$ 15,900,000	0	15,900,000	0
Non-cash joint venture impairment charge	$ (11,400,000)		(11,400,000)	0	0
Gain on asset sales, net			89,800,000	0	0
Interest expense, net			(99,000,000.0)	(101,000,000.0)	(133,800,000)
Income (loss) before income taxes			241,600,000	247,700,000	(86,500,000)
High Performance Materials & Components
Segment Reporting Reconciling Item For Operating Profit Loss From Segment To Consolidated [Line Items]
Impairment of goodwill			0		(114,400,000)
Operating Segments | High Performance Materials & Components
Segment Reporting Reconciling Item For Operating Profit Loss From Segment To Consolidated [Line Items]
Segment Operating Profit Loss			271,600,000	269,700,000	191,400,000
Operating Segments | Advanced Alloys & Solutions
Segment Reporting Reconciling Item For Operating Profit Loss From Segment To Consolidated [Line Items]
Segment Operating Profit Loss			$ 109,100,000	$ 143,500,000	$ 92,000,000.0